Called up share capital	12 Months Ended
Mar. 31, 2024
Called up share capital
Called up share capital

17. Called up share capital

Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.

Accounting policies

Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.

	2024		2023
	Number	€m	Number	€m
Ordinary shares of 20 20⁄ 21 US cents each allotted, issued and fully paid:[1,2]
1 April	28,818,256,058	4,797	28,817,627,868	4,797
Allotted during the year	427,750	–	628,190	–
31 March	28,818,683,808	4,797	28,818,256,058	4,797

Notes:

1	At 31 March 2024, there were 50,000 (2023: 50,000) 7% cumulative fixed rate shares of £1 each in issue.
2	At 31 March 2024, the Group held 1,738,561,954 (2023: 1,825,691,429) treasury shares with a nominal value of €289 million (2023: €304 million). The market value of shares held was €1,434 million (2023: €1,855 million). During the year, 87,129,475 (2023: 85,844,124) treasury shares were reissued under Group share schemes and no (2023: 1,463,959,031) shares were repurchased under the 2022 scheme which completed on 15 March 2023.

On 14 May 2024, the Group announced that it would commence an initial €500 million share buyback programme, starting on 15 May 2024, as part of plans to return €2.0 billion over 12 months.